Net Investment In Direct Financing Lease (Direct Fianncing Leases and Future Minimum Payments Received) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	CAD 1,194	CAD 1,202
Capital Leases, Net Investment in Direct Financing Leases, Executory Costs	(223)	(213)
Minimum lease payments receivable	971	989
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	183	183
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	(658)	(686)
Capital Leases, Net Investment in Direct Financing Leases, Total	496	486
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Current	8	6
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Noncurrent	488	CAD 480
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, Receivable in 2017	65
Capital Leases, Future Minimum Payments, Receivable in 2018	65
Capital Leases, Future Minimum Payments, Receivable in 2019	65
Capital Leases, Future Minimum Payments, Receivable in 2020	65
Capital Leases, Future Minimum Payments, Receivable in 2021	65
Capital Leases, Future Minimum Payments, estimated executory costs, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, estimated executory costs, 2017	(11)
Capital Leases, Future MinimumPayments, estimated executory costs in 2018	(11)
Capital Leases, Future Minimum Payments, estimated executory costs in 2019	(12)
Capital Leases, Future Minimum Payments, estimated executory costs in 2020	(12)
Capital Leases, Future Minimum Payments, estimated executory costs in 2021	(12)
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs, 2017	54
Capital Leases, Future Minimum Payments, Receivable Net of Executory Costs in 2018	54
Capital Leases, Future Minimum Payments, Receivable Net of Executory Costs in 2019	53
Capital Leases, Future Minimum Payments, Receivable Net of Executory Costs in 2020	53
Capital Leases, Future Minimum Payments, Receivable Net of Executory Costs in 2021	CAD 53